Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash on hand and in banks (Note 28)	₱ 16,533	₱ 10,616
Temporary cash investments (Note 28)	8,678	13,291
Cash and cash equivalents	₱ 25,211	₱ 23,907	₱ 40,237	₱ 24,369